Document and Entity Information	Mar. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Central Index Key	0001096962
Amendment Flag	false
Document Creation Date	Mar. 31, 2016
Document Effective Date	Mar. 31, 2016
Prospectus Date	Oct. 30, 2015
ACTIVE ASSETS PRIME TRUST | ACTIVE ASSETS PRIME TRUST
Prospectus:
Trading Symbol	aatxx
ACTIVE ASSETS GOVERNMENT TRUST | ACTIVE ASSETS GOVERNMENT TRUST
Prospectus:
Trading Symbol	aisxx